advance billings and customer deposits - Reconciliation of contract liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
advance billings and customer deposits
Gross contract liabilities	$ 721		$ 732
Reclassification to contract assets for contracts with contract liabilities less than contract assets	(142)		(155)
Reclassification from contract assets for contracts with contract assets less than contract liabilities	(9)		(5)
Contract liabilities	$ 570	$ 545	$ 572